May 24, 2012

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Specialized Funds (the “Trust”); File No. 2-88116

Commissioners:
Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated May 23, 2012, filed pursuant to Rule 497(e), for the Vanguard
Energy Fund, Vanguard Health Care Fund, Vanguard Precious Metals and Mining Fund, and
Vanguard REIT Index Fund, series of the above mentioned Trust.
If you have any questions or comments concerning the foregoing, please contact me at
(610) 669-1955.

Sincerely,

Tara R. Buckley
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Brion Thompson, Esq.
Bo J. Howell, Esq.

U.S. Securities and Exchange Commission